Lease (Tables)	12 Months Ended
Oct. 31, 2024
Lease [Abstract]
Schedule of Leases Cost

Supplemental balance sheet information related to operating leases was as follows:

	As of October 31,
	2024	2023
Operating lease assets, net	$67,934	$118,181
ROU assets	174,344	169,606
Accumulated amortization	(106,410)	(51,425)
Operating lease liabilities – current	6,382	52,094
Operating lease liabilities – non-current	13,550	19,390
Total operating lease liabilities	$19,932	$71,484

Supplemental balance sheet information related to finance leases was as follows:

	As of October 31,
	2024	2023
Finance lease assets, net	$43,520	$56,853
Vehicle	74,606	72,578
Accumulated amortization	(31,086)	(15,725)
Finance lease liabilities – current	21,893	23,235
Finance lease liabilities – non-current	—	21,299
Total finance lease liabilities	$21,893	$44,534

Cash flow information related to lease consisted of the following:

	For the years ended October 31,
	2024	2023	2022
Investing cash payments for finance leases	$—	$—	$—
Financing cash payments for finance leases	23,659	24,067	2,142

Lease assets obtained in exchange for lease obligations:

	For the years ended October 31,
	2024	2023	2022
Operating lease	$—	$32,742	$152,632
Finance lease	—	—	77,098

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of October 31, 2024:

Year ended October 31,	Operating Leases	Finance leases
2025	$7,025	21,893
2026	7,025	—
2027	7,025	—
Total lease payments	21,075	21,893
Less: Imputed interest	1,143	—
Present value of lease liabilities	19,932	21,893
Less: Current lease liabilities	6,382	21,893
Long-term lease liabilities	13,550	—